CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (7,430)	$ (6,687)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	458	293
Decrease (increase) in trade receivables	262	(566)
Decrease (increase) in other accounts receivable and prepaid expenses	1,425	(73)
Stock-based compensation	459	544
Gain from bargain purchase related to acquisition of CynoGen, Inc.		(2,352)
Change in fair value of warrants related to share purchase agreement		4
Increase (decrease) in trade payables	(88)	9
Increase in other accounts payable and accruals	284	436
Net cash used in operating activities	(4,630)	(8,392)
Cash flows from investing activities:
Purchase of property and equipment	(254)	(110)
Investment in (proceeds from) bank deposits and restricted cash	492	(2,043)
Acquisition of CynoGen, Inc. (a)		(2,000)
Net cash provided by (used in) investing activities	238	(4,153)
Cash flows from financing activities:
Issuance of shares, net		9,339
Net cash provided by financing activities		9,339
Decrease in cash and cash equivalents	(4,392)	(3,206)
Cash and cash equivalents at beginning of period	12,447	7,929
Cash and cash equivalents at end of period	8,055	4,723
(a) Acquisition of CynoGen, Inc. Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)		2,673
Property and equipment		2,628
Gain from bargain purchase related to acquisition of CynoGen, Inc.		(2,352)
Issuance of shares, net		(1,560)
Commitment to issue shares		(389)
Acquisition of CynoGen, Inc., purchase price		2,000
(b) Supplemental disclosure of non-cash activities:
Share issuance for acquisition of CynoGen, Inc.		1,560
Commitment to issue shares with respect to the Acquisition of CynoGen, Inc.		389
Purchase of property and equipment under capital lease	$ 147